Securities - Summary of Securities Classified at Fair Value Through Profit or Loss (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Securities	R$ 103,282,212	R$ 87,513,004
Interbank certificate deposits	67,985	252,877	R$ 194,892
Investment contracts with legal form of retirement plans	202,678	183,732
Bank deposit certificates
Disclosure of financial assets [line items]
Interbank certificate deposits	252,877	67,985
Gross carrying amount
Disclosure of financial assets [line items]
Securities	102,381,532	87,449,816
Gross carrying amount | Available portfolio
Disclosure of financial assets [line items]
Securities	102,381,532	86,273,732
Gross carrying amount | Brazilian onshore sovereign bonds
Disclosure of financial assets [line items]
Securities	29,587,276	25,262,407
Gross carrying amount | Investment funds
Disclosure of financial assets [line items]
Securities	55,922,364	42,274,069
Gross carrying amount | Stocks issued by public-held company
Disclosure of financial assets [line items]
Securities	3,981,237	5,494,957
Gross carrying amount | Debentures
Disclosure of financial assets [line items]
Securities	4,642,827	5,013,524
Gross carrying amount | Structured notes
Disclosure of financial assets [line items]
Securities	90,876	243,790
Gross carrying amount | Bank deposit certificates
Disclosure of financial assets [line items]
Securities	756,066	525,778
Gross carrying amount | Agribusiness receivables certificates
Disclosure of financial assets [line items]
Securities	1,132,479	1,998,287
Gross carrying amount | Real estate receivable certificates
Disclosure of financial assets [line items]
Securities	1,843,651	1,799,625
Gross carrying amount | Financial credit bills
Disclosure of financial assets [line items]
Securities	435,425	663,589
Gross carrying amount | Real estate credit bill
Disclosure of financial assets [line items]
Securities	29,126	2,299,236
Gross carrying amount | Agribusiness credit bills [Member]
Disclosure of financial assets [line items]
Securities	101,796	254,300
Gross carrying amount | Commercial notes
Disclosure of financial assets [line items]
Securities	803,256	64,568
Gross carrying amount | Others
Disclosure of financial assets [line items]
Securities	3,055,153	379,602
Gross carrying amount | Investments held in trust accounts
Disclosure of financial assets [line items]
Securities	0	1,176,084
Gross carrying amount | Us government bonds
Disclosure of financial assets [line items]
Securities	0	1,176,084
Fair value
Disclosure of financial assets [line items]
Securities	103,282,212	87,513,004
Fair value | Available portfolio
Disclosure of financial assets [line items]
Securities	103,282,212	86,336,920
Fair value | Brazilian onshore sovereign bonds
Disclosure of financial assets [line items]
Securities	30,172,040	25,127,998
Fair value | Investment funds
Disclosure of financial assets [line items]
Securities	55,922,364	42,274,069
Fair value | Stocks issued by public-held company
Disclosure of financial assets [line items]
Securities	3,981,237	5,494,957
Fair value | Debentures
Disclosure of financial assets [line items]
Securities	4,575,326	4,990,882
Fair value | Structured notes
Disclosure of financial assets [line items]
Securities	113,816	285,560
Fair value | Bank deposit certificates
Disclosure of financial assets [line items]
Securities	765,741	541,294
Fair value | Agribusiness receivables certificates
Disclosure of financial assets [line items]
Securities	1,200,254	1,984,686
Fair value | Real estate receivable certificates
Disclosure of financial assets [line items]
Securities	1,924,269	1,803,111
Fair value | Financial credit bills
Disclosure of financial assets [line items]
Securities	469,943	738,028
Fair value | Real estate credit bill
Disclosure of financial assets [line items]
Securities	29,157	2,302,124
Fair value | Agribusiness credit bills [Member]
Disclosure of financial assets [line items]
Securities	103,541	256,129
Fair value | Commercial notes
Disclosure of financial assets [line items]
Securities	892,569	65,837
Fair value | Others
Disclosure of financial assets [line items]
Securities	3,131,955	472,245
Fair value | Investments held in trust accounts
Disclosure of financial assets [line items]
Securities	0	1,176,084
Fair value | Us government bonds
Disclosure of financial assets [line items]
Securities	0	1,176,084
Group portfolio
Disclosure of financial assets [line items]
Securities	46,930,511	41,824,379
Group portfolio | Available portfolio
Disclosure of financial assets [line items]
Securities	46,930,511	40,648,295
Group portfolio | Brazilian onshore sovereign bonds
Disclosure of financial assets [line items]
Securities	28,000,854	22,799,302
Group portfolio | Investment funds
Disclosure of financial assets [line items]
Securities	3,022,360	2,389,131
Group portfolio | Stocks issued by public-held company
Disclosure of financial assets [line items]
Securities	3,642,365	5,155,761
Group portfolio | Debentures
Disclosure of financial assets [line items]
Securities	4,133,285	2,768,843
Group portfolio | Structured notes
Disclosure of financial assets [line items]
Securities	113,816	285,560
Group portfolio | Bank deposit certificates
Disclosure of financial assets [line items]
Securities	663,985	523,859
Group portfolio | Agribusiness receivables certificates
Disclosure of financial assets [line items]
Securities	1,183,214	1,964,977
Group portfolio | Real estate receivable certificates
Disclosure of financial assets [line items]
Securities	1,921,927	1,800,671
Group portfolio | Financial credit bills
Disclosure of financial assets [line items]
Securities	153,994	16,981
Group portfolio | Real estate credit bill
Disclosure of financial assets [line items]
Securities	29,157	2,302,124
Group portfolio | Agribusiness credit bills [Member]
Disclosure of financial assets [line items]
Securities	103,541	256,129
Group portfolio | Commercial notes
Disclosure of financial assets [line items]
Securities	886,149	10,517
Group portfolio | Others
Disclosure of financial assets [line items]
Securities	3,075,864	374,440
Group portfolio | Investments held in trust accounts
Disclosure of financial assets [line items]
Securities	0	1,176,084
Group portfolio | Us government bonds
Disclosure of financial assets [line items]
Securities	0	1,176,084
Retirement plan assets (i)
Disclosure of financial assets [line items]
Securities	56,351,701	45,688,625
Retirement plan assets (i) | Available portfolio
Disclosure of financial assets [line items]
Securities	56,351,701	45,688,625
Retirement plan assets (i) | Brazilian onshore sovereign bonds
Disclosure of financial assets [line items]
Securities	2,171,186	2,328,696
Retirement plan assets (i) | Investment funds
Disclosure of financial assets [line items]
Securities	52,900,004	39,884,938
Retirement plan assets (i) | Stocks issued by public-held company
Disclosure of financial assets [line items]
Securities	338,872	339,196
Retirement plan assets (i) | Debentures
Disclosure of financial assets [line items]
Securities	442,041	2,222,039
Retirement plan assets (i) | Structured notes
Disclosure of financial assets [line items]
Securities	0	0
Retirement plan assets (i) | Bank deposit certificates
Disclosure of financial assets [line items]
Securities	101,756	17,435
Retirement plan assets (i) | Agribusiness receivables certificates
Disclosure of financial assets [line items]
Securities	17,040	19,709
Retirement plan assets (i) | Real estate receivable certificates
Disclosure of financial assets [line items]
Securities	2,342	2,440
Retirement plan assets (i) | Financial credit bills
Disclosure of financial assets [line items]
Securities	315,949	721,047
Retirement plan assets (i) | Real estate credit bill
Disclosure of financial assets [line items]
Securities	0	0
Retirement plan assets (i) | Agribusiness credit bills [Member]
Disclosure of financial assets [line items]
Securities	0	0
Retirement plan assets (i) | Commercial notes
Disclosure of financial assets [line items]
Securities	6,420	55,320
Retirement plan assets (i) | Others
Disclosure of financial assets [line items]
Securities	56,091	97,805
Retirement plan assets (i) | Investments held in trust accounts
Disclosure of financial assets [line items]
Securities	0	0
Retirement plan assets (i) | Us government bonds
Disclosure of financial assets [line items]
Securities	R$ 0	R$ 0